Income tax - Deferred tax assets and liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)
Deferred tax assets:
Accounts receivable	$ 4,906		¥ 21,086		¥ 32,929
Non-current accounts receivable	1,919		11,725		12,879
Inventories	1,167		7,410		7,834
Others	277		1,713		1,858
Deferred tax assets	8,269		41,934		55,500
Deferred tax liabilities:
Deferred revenue	(7)		(57)		(48)
Property, plant and equipment	(855)		(5,694)		(5,736)
Intangible assets	(3,629)		(25,516)		(24,361)
Deferred tax liabilities	(4,491)		(31,267)		(30,145)
Net deferred tax assets	3,778		10,667		25,355
Classification on consolidated balance sheets:
Deferred tax assets	6,702		31,295		44,981
Deferred tax liabilities	(2,924)		(20,628)		(19,626)
Net deferred tax assets	$ 3,778		10,667		¥ 25,355
Interest and penalties related to unrecognized tax benefits		¥ 0	¥ 0	¥ 0
PRC tax laws and rules
Classification on consolidated balance sheets:
Statute of limitation, underpayment due to computational errors	3 years	3 years
Statute of limitation, special circumstances where underpayment is more than RMB100	5 years	5 years
Underpayment of taxes threshold that extends the statute of limitation	$ 15	¥ 100
Statute of limitation, transfer pricing issues	10 years	10 years